Benefit Plans	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

There were no pension contributions in 2014 or 2015 and there is no contribution expected in 2016.

Using an accrual measurement date of December 31, 2015 and 2014, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2015	2014
Change in fair value of plan assets
Fair value at beginning of measurement period	$160,598	$152,739
Actual return on plan assets	(58)	15,511
Benefits paid	(7,042)	(7,652)
Fair value at end of measurement period	$153,498	$160,598
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$109,328	$89,179
Service cost	5,368	4,331
Interest cost	4,695	4,577
Actuarial (gains) loss	(10,104)	18,893
Benefits paid	(7,042)	(7,652)
Projected benefit obligation at the end of measurement period	$102,245	$109,328
Funded status at end of year (fair value of plan assets less benefit obligation)	$51,253	$51,270

 The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2015	2014
Equity securities	50% - 100%	85%	85%
Fixed income and cash equivalents	remaining balance	15%	15%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets used to measure the benefit obligation was 7.25% as of December 31, 2015 and 2014. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $86.1 million and $92.0 million at December 31, 2015 and 2014, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2015 and 2014, the fair value of the 115,800 common shares held by the Pension Plan was $10.5 million, or $90.48 per share and $10.2 million, or $88.48 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Discount rate	4.88%	4.42%	5.30%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2016	$5,010
2017	5,321
2018	5,800
2019	6,780
2020	7,317
2021-2025	45,831
Total	$76,059

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2015 and 2014.

(In thousands)	2015	2014
Prior service cost	$—	$(15)
Net actuarial loss	(23,618)	(22,855)
Total	(23,618)	(22,870)
Deferred taxes	8,267	8,005
Accumulated other comprehensive loss	$(15,351)	$(14,865)

Using an actuarial measurement date of December 31 for 2015, 2014 and 2013, components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income were as follows:

(In thousands)	2015	2014	2013
Components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income
Service cost	$(5,368)	$(4,331)	$(4,817)
Interest cost	(4,695)	(4,577)	(4,223)
Expected return on plan assets	11,420	10,869	9,536
Amortization of prior service cost	(15)	(19)	(20)
Recognized net actuarial loss	(637)	—	(2,703)
Net periodic benefit income (cost)	$705	$1,942	$(2,227)
Change to net actuarial (loss) gain for the period	$(1,400)	$(14,276)	$30,409
Amortization of prior service cost	15	19	20
Amortization of net loss	637	—	2,703
Total recognized in other comprehensive (loss) income	(748)	(14,257)	33,132
Total recognized in net benefit cost and other comprehensive (loss) income	$(43)	$(12,315)	$30,905

There are no estimated prior service costs for the Pension Plan to be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year. The estimated net actuarial loss expected to be recognized in the next fiscal year is $773,000.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2015, 2014 and 2013 are listed below:

	2015	2014	2013
Discount Rate	4.42%	5.30%	4.47%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.25%	7.50%

The Pension Plan maintains cash in a PNB savings account. The Pension Plan cash balance was $0.7 million at December 31, 2015.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The fair value of Pension Plan assets at December 31, 2015 was $153.5 million. At December 31, 2015, $135.0 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $18.5 million of plan investments in corporate (U.S. large cap) and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value was based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The fair value of Pension Plan assets was $160.6 million at December 31, 2014. At December 31, 2014, $141.1 million of investments in the Pension Plan were categorized as Level 1 inputs; $19.5 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.2 million, $1.1 million, and $1.1 million for 2015, 2014 and 2013, respectively.

The Corporation has entered into Supplemental Executive Retirement Benefits Agreements (the "SERP Agreements") with certain key officers of the Corporation and its subsidiaries which provide defined pension benefits in excess of limits imposed by federal tax law. The accrued benefit cost for the SERP Agreements totaled $8.0 million and $7.6 million for 2015 and 2014, respectively. The expense for the Corporation was $1.1 million for 2015, $1.5 million for 2014 and $28,000 for 2013.